Note 4 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Note To Financial Statement Details Textual
Depreciation, Total	$ 5	$ 6	$ 8	$ 10